MFS® INVESTMENT MANAGEMENT

500 BOYLSTON STREET • BOSTON • MASSACHUSETTS 02116-3741

617 • 954-5000

March 25, 2011

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:                                     MFS® Series Trust X (the “Trust”), (File Nos. 33-1657 and 811-4492) on Behalf of MFS® Absolute Return Fund (the “Fund”); Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, as amended, and Rule 485(b) thereunder, (2) the Investment Company Act of 1940, as amended, and (3) Regulation S-T, please find Post-Effective Amendment No. 78 to the Registration Statement of the Trust (the “Amendment”), marked to indicate all changes from Post-Effective Amendment No. 77 to the above-captioned Registration Statement.

This Amendment is being filed for the purpose of making certain edits in response to SEC staff comments regarding Post-Effective Amendment No. 77 and updating the Trust’s financial and other information, and, in connection therewith, making certain other minor and conforming changes.

If you have any questions concerning the foregoing, please call the undersigned at 617-954-4340 or Keli Davis at (617) 954-5873.

Sincerely,

SUSAN A. PEREIRA
Susan A. Pereira
Vice President and Senior Counsel

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